Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 112,745	$ 42,189
Accounts receivable, net of allowance of $418, and $20 as of December 31, 2020 and December 31, 2019	16,890	13,893
Unbilled receivables	1,799	5,036
Prepaid income taxes	821	308
Deferred transaction costs		1,878
Prepaid expenses and other current assets	2,361	2,711
Total current assets	134,616	66,015
Property and equipment, net	4,095	4,024
Intangible assets, net	8,125	18
Deferred income taxes	5,609	1,474
Goodwill	14,690
Total assets	167,135	71,531
Current liabilities
Accounts payable	757	768
Accrued liabilities	628	1,188
Accrued compensation and benefits	7,479	5,337
Accrued income taxes	1,248	869
Other current liabilities	3,206	138
Total current liabilities	13,318	8,300
Deferred tax liabilities	2,093
Total liabilities	15,411	8,300
Commitments and contingencies (Note 15)
Convertible preferred stock, no par value, 0 and 1,047,942 shares authorized and outstanding as of December 31, 2020 and December 31, 2019, respectively		9,187
Stockholders’ equity (Note 9)
Common stock, $0.0001 par value; 110,000,000 shares authorized; 50,878,780 and 21,644,392 issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	5	2
Additional paid-in capital	128,930	18,650
Retained earnings	22,793	35,392
Accumulated other comprehensive loss	(4)
Total stockholders’ equity	151,724	54,044
Total liabilities, convertible preferred stock, and stockholders’ equity	$ 167,135	$ 71,531